Financial Instruments and Risk Management - Schedule of Gain (Loss) on Risk Management Contracts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain (Loss) on Risk Management Contracts [Abstract]
Realized loss on risk management contracts	$ (27,658)	$ (10,182)
Unrealized gain on risk management contracts	169	26,587
Gain (loss) on risk management contracts	$ (27,489)	$ 16,405